FORM 13F
FORM 13F COVER PAGE

"Report for Quarter Ended:  September 30, 2007"

"Fairport Asset Management, LLC. (Roulston & Company Holdings)"
"3636 Euclid Avenue, Suite 3000"
"Cleveland, OH  44115"

13F File Number:  028-00370

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth J. Coleman
Title:  Chief Operating Officer
Phone:  216-431-3833
"Signature, Place and Date of Signing:"

	"Kenneth J. Coleman Cleveland, OH  October 22, 2007"

Report Type:  13F HOLDINGS REPORT

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FORM 13F NOTICE

List of Other Managers Reporting for this Manager:
28-3921 Fairport Asset Management
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